SCHEDULE OF FINANCIAL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Expenses Net
Bank fees and interest	$ 170	$ 136	$ 77
Interest expenses from lease liabilities	62	97	14
Exchange rate differences, net	70
Revaluation of provision	(85)	1,158
Financial expenses	$ 217	$ 1,391	$ 91